Other liabilities and provisions (Tables)	3 Months Ended
Mar. 31, 2020
Other liabilities and provisions
Summary of other liabilities and provisions

	3/31/2020	12/31/2019
	(€ in thousands)
Accrual for restructuring	534	604
Accruals for vacation and overtime	327	190
Liabilities from payroll	305	301
Employee bonus	304	397
Accruals for compensation of Supervisory board	225	180
Security deposit	183	178
Accrual for warranty	116	241
Accruals for commissions	36	38
Liabilities from VAT	31	32
Accruals for licenses	18	62
Others	103	106
Total	2,182	2,329